Restructuring Charges (Tables)	12 Months Ended
Sep. 30, 2012
Restructuring Charges [Abstract]
Restructuring Charges by Type of Cost
Restructuring charges by type of cost for fiscal 2010 were as follows (in millions):

	By Type of Cost
	Total	Lease Exit and Other Related Costs	Asset Impairments	Employee Termination Costs
Costs incurred and charged to expense in fiscal 2010	$53.0	$53.0	$0.2	$(0.2)
Accrued liability as of October 3, 2010(1)	$89.2	$89.2	$—	$—
Cash payments	(27.1)	(27.1)	—	—
Other	0.5	0.5	—	—
Accrued liability as of October 2, 2011(1)	$62.6	$62.6	$—	$—
Cash payments	(18.7)	(18.7)	—	—
Other	(5.3)	(5.3)	—	—
Accrued liability as of September 30, 2012(1)	$38.6	$38.6	$—	$—

(1)	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.